Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 656	$ 510	$ (117)	$ 1,355	$ (1,033)	$ 1,953	$ 925	$ 354	$ 2,404	$ 2,199	$ 3,762
Increase (decrease) in:
Net cash provided by operating activities									6,436	10,136	9,315
Cash flows for investing activities:
Net cash flow used in investing activities									42,457	19,020	(4,329)
Cash flows from financing activities:
Purchase of common stock - treasury									(11,926)	(3,500)	(853)
Purchase of common stock warrant											(257)
Proceeds on ESOP loan									704
Dividends paid on common stock									(1,023)	(1,187)	(751)
Net cash provided by (used in) financing activities									(34,634)	(44,565)	13,686
Net increase (decrease) in cash									14,259	(15,409)	18,672
Cash and cash equivalents, beginning of period				40,439				55,848	40,439	55,848	37,176
Cash and cash equivalents, end of period	54,698				40,439				54,698	40,439	55,848
HopFed [Member]
Cash flows from operating activities:
Net income									2,404	2,199	3,762
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary									8,943	(423)	817
Amortization of restricted stock									190	164	115
Increase (decrease) in:
Current income taxes payable									11	200	(355)
Accrued expenses									(149)	280	(142)
Net cash provided by operating activities									11,399	2,420	4,197
Cash flows for investing activities:
Net cash flow used in investing activities									0	0	0
Cash flows from financing activities:
Purchase of preferred stock - treasury									0	0	0
Purchase of common stock - treasury									(11,926)	(3,500)	(853)
Purchase of common stock warrant											(257)
Proceeds on ESOP loan									704
Dividends paid on common stock									(1,022)	(1,187)	(751)
Net cash provided by (used in) financing activities									(12,244)	(4,687)	(1,861)
Net increase (decrease) in cash									(845)	(2,267)	2,336
Cash and cash equivalents, beginning of period				$ 2,932				$ 5,199	2,932	5,199	2,863
Cash and cash equivalents, end of period	$ 2,087				$ 2,932				$ 2,087	$ 2,932	$ 5,199